Capital structure and financial items - Financial risks - Foreign Exchange Sensitivity Analysis (Details) - Foreign exchange risk - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percent increase/decrease in currencies that would impact operating profit	5.00%
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	kr 2,000	kr 1,900
CNY
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	350	325
JPY
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	160	170
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	85	90
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	90	80
5% increase in all other currencies against DKK and EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other comprehensive income	(1,988)	(1,994)
Income statement	115	210
Total	(1,873)	(1,784)
5% increase in all other currencies against DKK and EUR | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Income statement	157	52
5% decrease in all other currencies against DKK and EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other comprehensive income	1,988	2,098
Income statement	(115)	(255)
Total	kr 1,873	kr 1,843